Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation
The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP) and all amounts are presented in U.S. dollars rounded to the nearest thousand, unless otherwise indicated.
We undertake acquisitions to complement our own internal product development activities. In December 2025, we acquired Parse Biosciences, Inc. a privately held, leading provider of scalable, instrument-free solutions for single-cell research located in Seattle, Washington. In May 2025, we acquired GNX Data Systems Ltd. (doing business as Genoox).
Genoox, a privately held company founded in 2014 and headquartered in Tel Aviv, Israel, provides AI-powered software that enables clinical labs to scale and accelerate the processing of complex genetic tests. In January 2023, we acquired
Verogen, Inc., a leader in the use of next-generation sequencing (NGS) technologies to drive the future of human identification (HID) and forensic investigation located in San Diego, California. At the acquisition dates, all the assets acquired and liabilities assumed were recorded at their respective fair values and our consolidated results of operations include the operating results from the acquired companies from the acquisition dates. Aside from Parse Biosciences, these acquisitions were not significant to the overall consolidated financial statements.
1.1 Revision of Previously Issued Financial Statements
In 2025, we corrected the classification of $498.4 million of debt previously reported as long-term as of December 31,
2024 that should have been classified as current under U.S. GAAP due to the December 17, 2025 bondholder put date with respect to the $500.0 million aggregate principal amount of 0.000% Senior Unsecured Convertible Notes due 2027.
Based on an analysis of quantitative and qualitative factors in accordance with SEC Staff Accounting Bulletin No. 99
“Materiality”, we concluded that the correction is not material to the previously issued financial statements as of or for the year ended December 31, 2024. This reclassification had no impact on the Consolidated Statement of Income, Statement of Comprehensive Income, Statement of Cash Flows or Statement of Shareholders' Equity for any period.
Adoption of New Accounting Standards and New Accounting Standards Not Yet Adopted	Adoption of New Accounting Standards in 2025
ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures enhances annual income tax disclosures to address investor requests for more information about the tax risks and opportunities present in an entity's worldwide operations. The two primary enhancements disaggregate existing income tax disclosures related to the effective tax rate reconciliation and income taxes paid. This ASU is effective for annual periods beginning after December 15,
2024, and early adoption is permitted. We have adopted the new disclosures prospectively beginning with this annual reporting for the year ended December 31, 2025 as disclosed in Note 17 "Income Taxes."
Adoption of New Accounting Standards in 2024
ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures was issued in response to stakeholder requests for more decision-useful information about reportable segments. The amendments in ASU 2023-07 improve reportable segment disclosure requirements through enhanced disclosures. This ASU does not change how a public entity identifies its operating segments, aggregates those operating segments or applies the quantitative thresholds to determine reportable segments. This ASU is effective for fiscal years beginning after December 15, 2023, and we have adopted the new disclosures retrospectively to all prior periods presented in the consolidated financial statements effective
December 31, 2024 as disclosed in Note 21 "Segment Information."
Adoption of New Accounting Standards in 2023
There was no adoption of new accounting standards in 2023.
New Accounting Standards Not Yet Adopted
As of December 31, 2025, the following recently issued but not yet adopted accounting pronouncements are expected to impact our consolidated financial statements:
ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic
220-40) requires additional disaggregated expense disclosures in the notes to the financial statements for interim and annual periods. In January 2025, ASU 2025-01 clarified the effective dates: annual reporting periods beginning after
December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027.
Early adoption is permitted, and the amendments may be applied prospectively or retrospectively. We are currently evaluating the impact and expect to adopt in our annual reporting for the year ended December 31, 2027.
ASU 2024-04, Debt—Debt With Conversion and Other Options, Induced Conversions of Convertible Debt Instruments,
clarifies the accounting requirements for settlements of debt instruments accounted for as induced conversions, including certain convertible debt instruments with cash conversion features and instruments that are not currently convertible. The
ASU is effective for annual reporting periods beginning after December 15, 2025, and interim periods within those annual reporting periods. We do not expect a material impact.
ASU 2025-03, Business Combinations (ASC 805), Determining the Accounting Acquirer in the Acquisition of a Variable
Interest Entity, revises the guidance on identifying the accounting acquirer in a business combination in which the legal acquiree is a variable interest entity (VIE), with the objective of improving comparability with acquisitions that do not involve VIEs. This ASU is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. We do not expect a material impact and will apply the guidance prospectively to business combinations occurring after the adoption date.
ASU 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable
and Contract Assets allows entities to use a practical expedient for measuring credit losses on accounts receivable and contract assets, assuming current conditions persist for their remaining life. The ASU is effective for annual reporting periods beginning after December 15, 2025, and interim periods within those annual reporting periods. We do not expect a material impact.
ASU 2025-06, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Targeted Improvements to the
Accounting for Internal-Use Software amends the guidance for accounting for internal-use software costs. The update clarifies and simplifies the capitalization requirements for costs incurred in the development of internal-use software, including both software developed or obtained for internal use and certain cloud computing arrangements. The amendments provide more specific criteria for when costs should be capitalized versus expensed, and require enhanced disclosures regarding the nature and amounts of capitalized internal-use software costs. This ASU is effective for annual periods beginning after December 15, 2027, and interim periods within those annual periods. Early adoption is permitted.
We are currently evaluating the impact of this ASU on our consolidated financial statements and intend to adopt at the effective date.
ASU 2025-09, Derivatives and Hedging, Hedge Accounting Improvement aligns the hedge accounting with the economics of risk management activities. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within those annual reporting periods. Early adoption is permitted. We are currently evaluating the impact of ASU 2025-09 and anticipate adopting prospectively at the effective date with our interim reporting in 2027.
ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities,
establishes authoritative guidance for the recognition, measurement, presentation, and related disclosures of government grants received by business entities. The guidance is effective for public business entities for annual reporting periods beginning after December 15, 2028 (and interim periods within those annual periods); early adoption is permitted. The amendments may be applied using a modified prospective, modified retrospective, or retrospective transition approach.
We are currently evaluating the impact and expect to adopt the ASU in our annual reporting for the year ended December
31, 2029.
ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, clarifies when Topic 270 applies, improves the navigability of interim disclosure requirements (including a comprehensive list of interim disclosures required by GAAP), and adds a principle to disclose events since the last annual reporting period that have a material impact. The amendments are effective for public business entities for interim reporting periods within annual reporting periods beginning after
December 15, 2027 (early adoption permitted) and may be applied prospectively or retrospectively. We expect to adopt prospectively beginning with our interim reporting in 2028.

Principles of Consolidation	Principles of Consolidation
The consolidated financial statements include the accounts of QIAGEN N.V. and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. Investments in either common stock or in-
substance common stock of companies where we exercise significant influence over the operations but do not have control, and where we are not the primary beneficiary, are accounted for using the equity method. All other investments are accounted for as discussed under "Non-Marketable Investments" below. When there is a portion of equity in an acquired subsidiary not attributable, directly or indirectly, to the Company, we record the fair value of the noncontrolling interests at the acquisition date and classify the amounts attributable to noncontrolling interests separately in equity in the consolidated financial statements. Any subsequent changes in the Company's ownership interest while the Company retains its controlling financial interest in its subsidiary are accounted for as equity transactions.
Use of Estimates	Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingencies at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. While changing conditions in our global environment present additional uncertainty, we continue to use the best information available to form our estimates. Actual results could differ from those estimates.

Concentrations of Risk	Concentrations of Risk
We buy materials for products from many suppliers and are not dependent on any one supplier or group of suppliers for the business as a whole. However, key components of certain products, including certain instrumentation components and chemicals, are available only from a single source. If supplies from these vendors were delayed or interrupted for any reason, we may not be able to obtain these materials timely or in sufficient quantities to produce certain products, and sales levels could be negatively affected. Additionally, our customers include researchers at pharmaceutical and biotechnology companies, academic institutions, and government and private laboratories. Changes in the budgets dedicated to research and development available to these researchers and their organizations for applications utilizing our products could have a significant effect on the product demand.
The financial instruments used in managing our foreign currency, equity and interest rate exposures have an element of risk in that the counterparties may be unable to meet the terms of the agreements. We attempt to minimize this risk by limiting the counterparties to a diverse group of highly rated international financial institutions. The carrying values of our financial instruments incorporate the non-performance risk by using market pricing for credit risk. However, we have no reason to believe that any counterparties will default on their obligations. In order to minimize our exposure with any single counterparty, we have entered into master agreements which allow us to manage the exposure with the respective counterparty on a net basis.
Other financial instruments that potentially subject us to concentrations of credit risk are cash and cash equivalents, short-
term investments, and accounts receivable. To mitigate the risks associated with cash and cash equivalents and short-term investments, we engage with top-rated financial institutions and diversify our investments across a wide array of financial instruments. We have established guidelines related to credit quality and maturities of investments intended to maintain safety and liquidity. Concentration of credit risk with respect to accounts receivable is limited due to a large and diverse customer base which is dispersed over different geographic areas. Allowances are maintained for potential credit losses and such losses have historically been within expected ranges.

Foreign Currency Translation	Foreign Currency Translation
Our reporting currency is the U.S. dollar and the functional currencies of our subsidiaries are generally the local currency of the respective countries in which they are headquartered. All amounts in the financial statements of entities whose functional currency is not the U.S. dollar, except for Türkiye (which became hyperinflationary in 2022 and reports in U.S.
dollars), are translated into U.S. dollar equivalents at exchange rates as follows: (1) assets and liabilities at period-end rates, (2) income statement accounts at average exchange rates for the period, and (3) components of equity at historical rates. Translation gains or losses are recorded in equity, and transaction gains and losses are reflected in net income as a component of other expense, net. Realized gains or losses on the value of derivative contracts entered into to hedge the exchange rate exposure of receivables and payables are also included in net income as a component of other expense, net.
Segment Information	Segment Information
We determined that we operate as one operating segment in accordance with the Financial Accounting Standards Board
(FASB) Accounting Standards Codification (ASC) Topic 280, Segment Reporting. Our chief operating decision maker
(CODM) makes decisions based on the Company as a whole. In addition, we have a common basis of organization and types of products and services which derive revenues and consistent product margins. Accordingly, we operate and make decisions as one reporting unit.
Revenue Recognition and Shipping and Handling Income and Costs	Revenue Recognition
We recognize revenue when control of promised goods or services transfers to our customers in an amount that reflects the consideration that is expected to be received in exchange for those goods or services. The majority of our sales revenue is recognized when products are shipped to the customers, at which point control transfers.
Shipping and Handling Income and Costs
Shipping and handling charged to customers is recorded as revenue in the period that the related product sales revenue is recorded.
Associated costs of shipping and handling are included in sales and marketing expenses.
Warranty	Warranty
We provide warranties on our products against defects in materials and workmanship for a period of one year. A provision for estimated future warranty costs is recorded in cost of sales at the time product revenue is recognized. Product warranty obligations are included in accrued and other current liabilities in the accompanying consolidated balance sheets.
Research and Development	Research and Development
Research and product development costs are expensed as incurred. Research and development expenses consist primarily of salaries and related expenses, facility costs, and payments to contract research organizations and laboratories for the provision of services and materials. Additionally, these expenses cover costs related to internal use or clinical trials.

Government Grants	Government Grants
We recognize government grants when there is reasonable assurance that all conditions will be complied with and the grant will be received. Our government grants generally represent subsidies for designated activities and are recognized as a reduction in the expenses associated with those activities once they are earned. Thus, when the grant relates to research and development expenses, the grant is recognized over the same period that the related costs are incurred.
Otherwise, amounts received under government grants are recorded as liabilities in the balance sheet. When the grant relates to an asset, the nominal amount of the grant is deducted from the carrying amount of the asset and recognized over the depreciable asset life.

Borrowing Costs	Borrowing Costs
Borrowing costs directly attributable to the acquisition, construction or production of an asset that takes a substantial period of time to prepare for use or sale are capitalized as part of the cost of the respective asset (qualifying asset) when such borrowing costs are significant. All other borrowing costs are expensed in the period they occur.

Advertising Costs	Advertising CostsThe costs of advertising are expensed as incurred and are included as a component of sales and marketing expense.
General and Administrative, Restructuring, Acquisition, Integration and Other	General and Administrative
General and administrative expenses primarily represent the costs required to support administrative infrastructure. These expenses include licensing costs in connection with ongoing investments in information technology, including cyber security, along with personnel costs of employees in administrative functions.
Restructuring, Acquisition, Integration and Other
We incur indirect acquisition and business integration costs in connection with business combinations which are expensed when incurred. These costs represent incremental costs that we believe would not have been incurred absent the business combinations. Major components of these costs include consulting and related fees incurred to integrate or restructure the acquired operations, payroll and related costs for employees remaining with the Company on a transitional basis and public relations, advertising and media costs for re-branding of the combined organization.
Restructuring and other costs include employee-related costs (principally termination benefits) as well as contract and other costs, primarily contract termination costs. Termination benefits are accounted for in accordance with FASB ASC Topic
712, Compensation - Nonretirement Postemployment Benefits, and are recorded when it is probable that employees will be entitled to benefits and the amounts are known or can be reasonably estimated. Estimates of termination benefits are based on the frequency of past termination benefits, the similarity of benefits under the current plan and prior plans, and the existence of statutory required minimum benefits. Contract and other costs are accounted for in accordance with FASB ASC
Topic 420, Exit or Disposal Cost Obligations and are recorded when the liability is incurred. Additionally, expenses incurred may also include costs that are an integral component of, and are directly attributable to, restructuring activities which do not qualify as exit and disposal costs, such as intangible asset impairments and other asset related write-offs or consulting and advisory costs. The specific measures and associated estimated costs are based on management's best business judgment under the existing circumstances at the time the estimates are made. If future events require changes to these estimates, such adjustments will be reflected in the period of the revised estimate.
Income Taxes	Income Taxes
We account for income taxes under the liability method. Under this method, total income tax expense is the amount of income taxes expected to be payable for the current year plus the change from the beginning of the year for deferred tax assets and liabilities, established for the expected future tax consequences. Deferred tax assets and liabilities stem from differences between the financial statement carrying amounts and the tax basis of assets and liabilities and are determined by multiplying the differences between these values by the enacted tax rates expected to be in effect when such differences are reversed or settled. Deferred tax assets are reduced by a valuation allowance to arrive at a carrying amount more likely than not to be realized. Any change in tax rates affecting deferred taxes is recognized in income in the period that includes the enactment date.
The effects of a tax position are initially recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the taxing authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement, with the taxing authority using the cumulative probability method and assuming the taxing authority has full knowledge of the position and all relevant facts. Our policy is to recognize interest accrued related to income taxes in interest expense and record penalties related to income taxes within income tax expense.

Derivative Instruments	Derivative Instruments
We enter into derivative financial instrument contracts to minimize the variability of cash flows or income statement impacts associated with the anticipated transactions being hedged or to hedge fluctuating interest rates. As changes in foreign currencies or interest rates impact the value of anticipated transactions, the fair value of the forward or swap contracts also changes, offsetting foreign currency or interest rate fluctuations. Derivative instruments are recorded on the balance sheet at fair value. Changes in fair values of derivatives are recorded in current earnings or other comprehensive income (loss), with the treatment dependent upon whether or not a derivative is designated as part of a hedge transaction.

Share-Based Payments	Share-Based Payments
Compensation costs for all share-based payments are recorded based on the grant date fair value, less an estimate for pre-
vesting forfeitures, recognized in expense over the service period using an accelerated method.
Forfeiture Rate - This is the estimated percentage of grants that are expected to be forfeited or canceled on an annual basis before fully vesting. We estimated the forfeiture rate based on historical forfeiture experience.
Restricted Stock Units and Performance Stock Units - Restricted stock units and performance stock units represent rights to receive Common Shares at a future date. The fair market value of restricted and performance stock units is determined based on the number of stock units granted and the fair market value of our shares on the grant date. The fair market value at the time of the grant, less an estimate for pre-vesting forfeitures, is recognized in expense over the vesting period. At each reporting period, the estimated performance achievement of the performance stock units is assessed, and any change in the estimated achievement is recorded on a cumulative basis in the period of adjustment.
Cash and Cash Equivalents	Cash and Cash Equivalents
Cash and cash equivalents consist of cash on deposit in banks and other cash invested temporarily in various instruments that are short-term and highly liquid with an original maturity of less than three months at the date of purchase. Cash equivalents are carried at amortized cost which approximates fair value.
Short-Term Investments	Short-Term Investments
Short-term investments include cash investments with original maturities of greater than three months, classified as
“available for sale” and stated at amortized cost, which is equivalent to the fair value, in the accompanying consolidated balance sheet. Interest income is accrued when earned and changes in fair market values are reflected in other expense, net. The amortization of premiums and accretion of discounts to maturity arising from acquisition are included in interest income. A decline in fair value that is judged to be other-than-temporary is accounted for as a realized loss and the write-
down is included in the consolidated statements of income. Realized gains and losses, determined on a specific identification basis on the sale of short-term investments, are included in other expense, net.
Short-term investments consisting of marketable equity securities are reported at fair value with gains and losses recorded in earnings.

Fair Value of Financial Instruments	Fair Value of Financial Instruments
The carrying amount of cash, cash equivalents and short-term investments recorded at cost, accounts receivable, accounts payable and accrued and other current liabilities approximate their fair values because of the short maturities of those instruments. The carrying values of our variable rate debt and leases approximate their fair values because of the short maturities and/or interest rates, which are comparable to those available to us on similar terms. The fair values of the convertible notes are based on an estimation using available over-the-counter market information. The fair values of the
German Private Placement are based on an estimation using changes in the euro swap rates.
Assets and liabilities are measured at fair value according to a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:
•Level 1. Observable inputs, such as quoted prices in active markets;
•Level 2. Inputs, other than the quoted price in active markets, that are observable either directly or indirectly; and
•Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Accounts Receivable, Loans and Other Receivables and Allowance for Credit Losses	Accounts Receivable, Loans and Other Receivables and Allowance for Credit Losses
Our accounts receivable consist of unsecured customer obligations, and we are at risk to the extent such amounts become uncollectible. We establish allowances for credit losses that result from the expected failure or inability of our customers to fulfill their payment obligations. We recognize allowances for expected credit losses at inception and regularly reassess these estimates to consider historical experience with bad debts, the aging of the receivables, credit quality of the customer base, current economic conditions and other reasonable and supportable expectations for future conditions, if applicable.
Once a receivable is determined to be uncollectible, the balance is charged against the allowance.
We sell our products worldwide through sales subsidiaries and distributors. There is no concentration of credit risk with respect to trade accounts receivable as we have a large number of internationally dispersed customers. Trade accounts receivable are non-interest bearing and mostly have payment terms of 30 to 90 days. For 2025, 2024, and 2023, no single customer represented more than ten percent of accounts receivable or consolidated net sales.

Inventories	Inventories
Inventories are stated at the lower of cost or net realizable value, determined using either a weighted average cost basis or a standard cost basis which is regularly adjusted to actual. Inventories include material, direct labor and overhead costs and are reduced for estimated obsolescence.
Property, Plant and Equipment	Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Capitalized internal-use software costs include only direct costs associated with the development or acquisition of computer software intended exclusively for internal use and cloud-based applications to deliver our services. The costs encompass those associated with the design, coding, installation and testing of these systems. Costs associated with preliminary development, such as the evaluation and selection of alternatives as well as training, maintenance and support, are expensed as incurred.
For software to be sold, leased or otherwise marketed, costs that are related to the conceptual formulation and design are expensed as incurred. Once technological feasibility has been established, costs incurred to produce software products and the software components of products to be sold, leased or marketed are capitalized and amortized.
Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Amortization of leasehold improvements is computed on a straight-line basis over the lesser of the remaining life of the lease or the estimated useful life of the improvement asset. We have a policy of capitalizing expenditures that materially increase assets’ useful lives and charging ordinary maintenance and repairs to operations as incurred. When property or equipment is sold or disposed of, the cost and any related accumulated depreciation or amortization are removed, and any gain or loss is recorded in earnings.

Company as a Lessee	Leases
At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Company as a Lessee
Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use or at the lease commencement date. Leases are classified as finance or operating based on the criteria under ASC
842 Leases, with the lease classification affecting the pattern of expense recognition and amortization of the right-of-use asset.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:
•fixed lease payments, including in-substance fixed payments, less any lease incentives received;
•variable lease payments that are based on an index or a rate;
•amounts expected to be payable to the lessee under residual value guarantees;
•the exercise price of a purchase option, if the lessee is reasonably certain to exercise that option; and
•payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee's incremental borrowing rate at the lease commencement date is used. The incremental borrowing rate is determined by examining the interest rates the Company would need to pay to obtain financing and takes into account factors such as the characteristics and location of the asset, collateral, and applicable market terms and conditions. After the initial measurement, the lease liability balance will increase with interest accretion over time and subsequently be reduced by lease payments.
Each lease payment is allocated between the liability and finance charges. The interest element of the finance cost is recognized as interest expense over the lease period to produce a constant periodic rate of interest on the remaining balance of the liability for each period. In addition, the carrying amount of the lease liability is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.
Right-of-use assets are measured at cost comprising the following:
•the amount of the initial measurement of the lease liability;
•any lease payments made at or before the commencement date less any lease incentives received;
•any initial direct costs; and
•restoration costs.
The lease term is the non-cancellable term of the lease, together with any periods covered by an option to extend the lease, if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. As part of this assessment, judgment is applied and all relevant factors are considered that create an economic incentive to exercise the renewal.
The Company leases various items of real estate, vehicles and other equipment. Rental contracts are typically written for fixed periods but may have extension or termination options.

Company as a Lessor	Leases
At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Company as a Lessor
When functioning as a lessor, the Company assesses whether a lease is a finance lease or an operating lease at lease inception. Leases in which there is no transfer of substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Lease payments received are recognized under operating leases as income on a straight-line basis over the lease terms in the Consolidated Statements of Income.

Business Combinations	Business Combinations
We include the results of operations of the businesses that we acquire as of the acquisition date. The purchase price of an acquired business is allocated to the individual assets acquired and liabilities assumed based on their fair values at the date of acquisition. Those fair values are determined using income, cost and market approaches, most of which depend upon significant inputs that are not observable in the market, or Level 3 measurements. The excess of purchase price over the fair value of identifiable assets acquired and liabilities assumed is recorded as goodwill. Acquisition-related expenses are expensed as incurred.
The purchase price for some business combinations includes consideration that is contingent on the achievement of net sales or earnings targets by the acquired business. Contingent consideration is measured initially and on a recurring basis at fair value. Except for contingent consideration payments which are made soon after the acquisition date which are classified as investing activities, payments to settle the acquisition date fair value of contingent consideration are presented as financing activities on the statement of cash flows; any payments in excess of the acquisition date fair value are presented as operating activities.

Acquired Intangibles and Goodwill	Acquired Intangibles and Goodwill
Acquired intangibles with future uses are carried at cost less accumulated amortization and consist of licenses to technology held by third parties and other acquired intangible assets. Amortization related to patents are computed over the estimated useful life of the underlying patent, which has historically ranged from 1 to 20 years. Purchased intangible assets acquired in business combinations, other than goodwill, are amortized over their estimated useful lives unless these lives are determined to be indefinite. Intangibles are assessed for recoverability considering the contract life and the period of time over which the intangible will contribute to future cash flow. The unamortized cost of intangible assets, where cash flows are independent and identifiable from other assets, is evaluated periodically and adjusted, if necessary, if events and circumstances indicate that a decline in value below the carrying amount has occurred.
Amortization expense related to developed technology and patent and license rights that have been acquired in a business combination is included in cost of sales. Amortization of trademarks, customer base and non-compete agreements acquired in a business combination is recorded in operating expense under acquisition-related intangible amortization. Amortization expense for intangible assets not acquired in a business combination is recorded within either the cost of sales, research and development or sales and marketing line items based on the use of the asset.
We dispose of the gross carrying amount and accumulated amortization of fully amortized intangible assets from historic business combinations once they are considered fully integrated into our business.
The fair value of in-process research and development (IPR&D) acquired in a business combination is capitalized as an indefinite-lived intangible asset until completion or abandonment of the related research and development activities. IPR&D is tested for impairment annually or when any event or circumstance indicates that the fair value may be below the carrying value. If and when research and development is complete, the associated asset is amortized over the estimated useful life.
Goodwill represents the difference between the purchase price and the estimated fair value of the net assets acquired arising from business combinations. Goodwill is subject to impairment tests annually or earlier if indicators of potential impairment exist. We have elected to perform our annual test for indications of impairment as of October 1st of each year.
Non-Marketable Investments	Non-Marketable Investments
We have investments in non-marketable equity securities issued by privately held companies. These investments are included in other long-term assets in the accompanying consolidated balance sheets. Non-marketable investments through which we exercise significant influence but do not have control are accounted for using the equity method, which requires that we recorded our share of unrealized gains and losses on our equity method investments in other (expense) income, net. We monitor for changes in circumstances that may require a reassessment of the level of influence. Our non-
marketable equity securities not accounted for under the equity method are accounted for under the measurement alternative. Under the measurement alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. Adjustments are determined primarily based on a market approach as of the transaction date.
Investments are evaluated periodically, or when impairment indicators are noted, to determine if declines in value are other-than-temporary. In making that determination, we consider all available evidence relating to the realizable value of the security. This evidence includes, but is not limited to, the following:
•adverse financial conditions of a specific issuer, segment, industry, region or other variables;
•the length of time and the extent to which the fair value has been less than cost; and
•the financial condition and near-term prospects of the issuer.
We consider whether the fair values of any of our non-marketable investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If any such decline is considered to be other-than-temporary (based on various factors, including historical financial results, product development activities and the overall health of the affiliate’s industry), then a write-down of the investment to its estimated fair value would be recorded in operating expense. Investment impairments recorded during the year ended December 31,
2025 are discussed in Note 10 "Investments."

Variable Interest Entities	Variable Interest Entities
At the inception of each arrangement, we evaluate whether we have made an investment in an entity that is considered a variable interest entity (VIE) or if we hold other variable interests in an arrangement that is considered a variable interest entity. We consolidate VIEs when we are the primary beneficiary. The primary beneficiary of a VIE is the party that meets both of the following criteria: (1) has the power to make decisions that most significantly affect the economic performance of the VIE; and (2) has the obligation to absorb losses or the right to receive benefits that, in either case, could potentially be significant to the VIE. Periodically, we assess whether any changes in our interest or relationship with the entity affect our determination of whether the entity is still a VIE and, if so, whether we are the primary beneficiary. If we are not the primary beneficiary in a VIE, we account for the investment or other variable interests in a VIE as an investment in a non-
marketable investment or in accordance with other applicable GAAP.

Impairment of Long-Lived Assets	Impairment of Long-Lived Assets
We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or a group of assets may not be recoverable. We consider, amongst other indicators, a history of operating losses or a change in expected sales levels to be indicators of potential impairment. Assets are grouped and evaluated for impairment at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. If an asset is determined to be impaired, the loss is measured as the amount by which the carrying amount of the asset exceeds the fair value as determined by applicable market prices, when available. When market prices are not available, we generally measure fair value by discounting projected future cash flows of the asset.
Considerable judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could differ from such estimates.